Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
7.	Intangible Assets

Intangible assets at June 30, 2015 and December 31, 2014 consist of the following (in thousands):

		June 30, 2015					December 31, 2014
	Term (in years)	Historical Cost	Additions	Accumulated Amortization	Accumulated Impairment	Net Book Value	Historical Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value
Definite Life
Non-compete agreements	10-15	$2,661	$—	$942	$—	$1,719	$2,661	$856	$—	$1,805
Internally developed software	5	1,980	—	231	—	1,749	1,980	33	—	1,947
Trade secret methodology	10	5,120	—	299	—	4,821	5,120	44	—	5,076
Physician relationships	20	4,000	—	167	—	3,833	4,000	62	—	3,938
Unfavorable lease	8	(290)	—	(17)	—	(273)	(290)	—	—	(290)

Indefinite Life
Tradenames		1,200	—	—	—	1,200	1,200	—	—	1,200
Trademark		4,770	280	—	—	5,050	4,770	—	—	4,770
Medicare license		8,498	940	—	7,401	2,037	8,498	—	7,401	1,097
Hospital license		—	13	—	—	13

Total		$27,939	$1,233	$1,622	$7,401	$20,149	$27,939	$995	$7,401	$19,543

Amortization expense was $0.3 million and nil for the three months ended June 30, 2015 and 2014, respectively, and $0.6 million and nil for the six months ended June 30, 2015 and 2014, respectively. Estimated amortization expense of intangible assets is $0.6 million for the remainder of 2015, $1.3 million for each of the next four years and $6.2 million thereafter.

9. Intangible Assets

Intangible assets at December 31, 2014 and December 31, 2013 consist of the following:

		2014				2013
	Term (in years)	Historical Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value	Historical Cost	Accumulated Amortization	Accumulated Impairment	Net Book Value
Definite Life
Non-compete agreements	10-15	$2,661	$856	$—	$1,805	$841	$841	$—	$—
Internally developed software	5	1,980	33	—	1,947	—	—	—	—
Trade secret methodology	10	5,120	44	—	5,076	—	—	—	—
Physician relationships	15-20	4,000	62	—	3,938	—	—	—	—

Indefinite Life
Tradenames		1,200	—	—	1,200	—	—	—	—
Unfavorable lease		(290)	—	—	(290)	—	—	—	—
Trademark		4,770	—	—	4,770	—	—	—	—
Medicare license		8,498	—	7,401	1,097	8,498	—	7,401	1,097

Total		$27,939	$995	$7,401	$19,543	$9,339	$841	$7,401	$1,097

Amortization expense was $0.2 million and nil for the year ended December 31, 2014 and 2013, respectively. Estimated amortization expense of intangible assets is $1.2 million for the next five years and $6.7 million thereafter.